Income Tax (Effective Income Tax Rate) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 4,380	$ 7,238	$ 21,356
Current State and Local Tax Expense (Benefit)	453	123	3,629
Total	4,833	7,361	24,985
Deferred Federal Income Tax Expense (Benefit)	(925)	(3,231)	(2,770)
Deferred State and Local Income Tax Expense (Benefit)	313	(567)	(180)
Total	(612)	(3,798)	(2,950)
Income Tax Expense (Benefit), Total	$ 4,221	$ 3,563	$ 22,035
Computed	35.00%	35.00%	35.00%
State income taxes (net of federal tax benefit)	2.90%	3.40%	3.80%
Federal tax credits	(2.40%)	(3.60%)	(0.20%)
State tax credits	(8.70%)	(1.60%)	(0.80%)
Manufacturer's deduction	(5.00%)	(4.60%)	(3.40%)
Addition to (reversal of) uncertain tax positions	(1.00%)	(0.80%)	0.20%
State VDA/Nexus Changes	0.00%	(1.70%)
Other permanent differences not (taxable) deductible	0.70%	0.50%	0.10%
Change in valuation allowance	9.90%	(2.10%)
Effective Income Tax Rate Reconciliation Pension Contribution	0.00%	0.40%
Other	(1.50%)	(4.40%)
Effective income tax rate	29.90%	20.50%	34.70%